COMMITMENTS AND CONTINGENCIES (Details)		12 Months Ended
	Dec. 17, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Demand $ / shares	Dec. 16, 2021 USD ($)	Nov. 25, 2020 USD ($)
Underwriting Agreement [Abstract]
Deferred underwriter fee discount (in dollars per share) | $ / shares		$ 0.35
Deferred underwriting fees		$ 6,037,500		$ 6,037,500
Convertible Senior Cash [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Investors agreed purchase value in aggregate principal amount	$ 150,000,000
Debt instrument, percentage	7.00%
Debt instrument, frequency of payment		quarterly
Initial conversion price (in dollars per share) | $ / shares	$ 11.50
Debt Instrument, convertible, if-converted value in excess of principal	$ 50,000,000
Convertible Senior Cash [Member] | First Year [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Percentage of stock price trigger	150.00%
Number of threshold trading days		20 days
Number of consecutive threshold consecutive trading days		30 days
Convertible Senior Cash [Member] | Second Year [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Percentage of stock price trigger	130.00%
Number of threshold trading days		20 days
Number of consecutive threshold consecutive trading days		30 days
Payment in Kind (PIK) Note [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Debt instrument, percentage	8.75%
Zero Fox [Member]
Business Combination Consideration [Abstract]
Business combination, pre-money enterprise value	$ 866,250,000
Business combination, share price (in dollars per share) | $ / shares	$ 10.00
Common Equity Investment and Convertible Notes Investment [Abstract]
Shares subscribed for investor (in shares) | shares	2,000,000
Investors agreed purchase value in aggregate principal amount	$ 20,000,000
Zero Fox [Member] | Payment in Kind (PIK) Note [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Investors agreed purchase value in aggregate principal amount			$ 5,000,000
Debt instrument, percentage			5.00%
IDX [Member]
Business Combination Consideration [Abstract]
Business combination, pre-money enterprise value	$ 338,750,000
Business combination, share price (in dollars per share) | $ / shares	$ 10.00
Cash consideration	$ 50,000,000
Liquidation preference amount (in dollars per share) | $ / shares	$ 0.361
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand		3